Other Receivables, Net (Details) - Schedule of other receivables, net	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)
Schedule of Other Receivables Net [Abstract]
Reimbursement receivables	$ 12,000	$ 1,529	$ 12,000
Other receivables	452,040	57,585	275,126
Less: Provision for doubtful accounts	(151,916)	(19,353)	(80,997)
Total Other receivables, net	$ 312,124	$ 39,761	$ 206,129